UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities — 19.6%
Capital One Prime Auto Receivables Trust,
Series 2021-1, Class A3,
0.770%, due 09/15/26	$703,957	$698,017
CarMax Auto Owner Trust,
Series 2021-3, Class A4,
0.740%, due 01/15/27	3,400,000	3,319,395
CCG Receivables Trust,
Series 2022-1, Class C,
4.670%, due 07/16/29[1]	3,000,000	2,994,966
Series 2022-1, Class B,
4.420%, due 07/16/29[1]	3,000,000	2,990,169
Series 2022-1, Class A2,
3.910%, due 07/16/29[1]	296,629	295,817
Series 2023-2, Class A2,
6.280%, due 04/14/32[1]	372,997	378,622
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.650%, due 05/15/35[1]	267,996	269,826
Series 2023-2A, Class A1,
6.160%, due 10/15/35[1]	2,632,251	2,669,991
Daimler Trucks Retail Trust,
Series 2022-1, Class A4,
5.390%, due 01/15/30	275,000	276,171
Series 2023-1, Class A3,
5.900%, due 03/15/27	1,614,000	1,628,400
Dell Equipment Finance Trust,
Series 2023-2, Class A3,
5.650%, due 01/22/29[1]	690,000	693,812
DLLST LLC,
Series 2022-1A,Class A4,
3.690%, due 09/20/28[1]	474,936	474,499
Enterprise Fleet Financing LLC,
Series 2021-3, Class A3,
1.220%, due 08/20/27[1]	2,753,950	2,715,470
Enterprise Fleet Funding LLC,
Series 2021-1, Class A3,
0.700%, due 12/21/26[1]	288,084	285,424
Ford Credit Auto Lease Trust,
Series 2023-A, Class C,
5.540%, due 12/15/26	5,000,000	5,015,355
Ford Credit Auto Owner Trust,
Series 2020-1, Class B,
2.290%, due 08/15/31[1]	2,390,000	2,387,365
Series 2020-1, Class A,
2.040%, due 08/15/31[1]	3,000,000	2,996,831
Series 2020-2, Class B,
1.490%, due 04/15/33[1]	600,000	586,074

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
Series 2020-2, Class A,
1.060%, due 04/15/33[1]	$670,000	$653,898
Series 2022-B, Class C,
4.850%, due 12/15/29	1,935,000	1,940,465
GreatAmerica Leasing Receivables Funding LLC,
Series 2022-1, Class A3,
5.080%, due 09/15/26[1]	224,771	225,241
HPEFS Equipment Trust,
Series 2023-1A, Class B,
5.730%, due 04/20/28[1]	450,000	452,368
Series 2023-1A, Class A3,
5.410%, due 02/22/28[1]	1,575,000	1,578,367
Hyundai Auto Lease Securitization Trust,
Series 2022-C, Class A4,
4.480%, due 08/17/26[1]	996,744	996,594
Hyundai Auto Receivables Trust,
Series 2020-C, Class C,
1.080%, due 12/15/27	1,500,000	1,493,287
John Deere Owner Trust,
Series 2022-A, Class A3,
2.320%, due 09/15/26	1,404,788	1,394,142
Kubota Credit Owner Trust,
Series 2022-1A, Class A3,
2.670%, due 10/15/26[1]	306,525	303,981
MMAF Equipment Finance LLC,
Series 2022-A, Class A3,
3.200%, due 01/13/28[1]	1,632,441	1,617,094
Series 2023-A, Class A2,
5.790%, due 11/13/26[1]	223,651	224,804
NextGear Floorplan Master Owner Trust,
Series 2022-1A, Class A2,
2.800%, due 03/15/27[1]	4,000,000	3,990,617
Nissan Auto Lease Trust,
Series 2023-B, Class A4,
5.610%, due 11/15/27	665,000	669,729
PenFed Auto Receivables Owner Trust,
Series 2022-A, Class A4,
4.180%, due 12/15/28[1]	4,000,000	3,990,518
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class B,
0.710%, due 08/17/26[1]	489,295	487,911
Synchrony Card Funding LLC,
Series 2022-A1, Class A,
3.370%, due 04/15/28	3,300,000	3,292,109
Series 2022-A2, Class A,
3.860%, due 07/15/28	1,000,000	996,629
USAA Auto Owner Trust,
Series 2022-A, Class B,
5.500%, due 02/15/30[1]	3,629,000	3,644,791

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities — (concluded)
Verizon Master Trust,
Series 2022-4, Class B,
3.640%, due 11/20/28	$3,250,000	$3,237,718
Series 2022-6, Class A,
3.670%, due 01/22/29	2,500,000	2,489,004
Series 2024-3, Class A1A,
5.340%, due 04/22/30	35,000	35,546
World Omni Auto Receivables Trust,
Series 2021-A, Class A4,
0.480%, due 09/15/26	1,606,749	1,604,049
Series 2022-A, Class A3,
1.660%, due 05/17/27	539,432	533,632

Total asset-backed securities (cost — $66,504,369)		66,528,698

Certificates of deposit — 1.5%
Banking-non-U.S.: 1.5%
Swedbank AB
1 day USD SOFR + 0.180%,
4.530%, due 04/02/25[2]	5,000,000	5,000,000

Total Certificates of deposit (cost — $5,000,000)		5,000,000

Commercial paper — 25.2%
Auto manufacturers: 2.1%
General Motors Financial Co., Inc.
4.460%, due 02/03/25[1]	7,000,000	6,998,266

Banking-non-U.S.: 21.1%
Banco Santander SA
4.400%, due 03/21/25[1]	3,500,000	3,479,467
4.550%, due 02/04/25[1]	1,250,000	1,249,526
4.700%, due 02/04/25[1]	3,500,000	3,498,629
BPCE SA
4.410%, due 03/03/25[1]	3,000,000	2,988,975
4.520%, due 02/03/25[1]	3,500,000	3,499,121
Credit Agricole Corporate & Investment Bank SA
4.850%, due 02/26/25	3,500,000	3,488,212
DBS Bank Ltd.
4.595%, due 03/25/25[1]	3,000,000	2,980,803
4.860%, due 02/10/25[1]	4,000,000	3,995,140
DNB Bank ASA
4.840%, due 02/24/25[1]	3,000,000	2,990,723
Lloyds Bank PLC
4.560%, due 02/04/25[1]	3,000,000	2,998,860
Mizuho Bank Ltd.
4.677%, due 04/14/25[1]	3,000,000	2,972,940
Natixis SA
4.810%, due 02/27/25	4,000,000	3,986,104
4.840%, due 02/27/25	3,750,000	3,736,892

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Commercial paper — (concluded)
Banking-non-U.S. — (concluded)
Nordea Bank Abp
5.110%, due 02/18/25[1]	$3,000,000	$2,992,761
NRW Bank
4.760%, due 02/13/25[1]	3,000,000	2,995,240
4.790%, due 02/12/25[1]	4,000,000	3,994,146
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.200%,
4.550%, due 05/02/25[1,2]	2,000,000	2,000,000
5.250%, due 02/07/25[1]	3,000,000	2,997,375
Sumitomo Mitsui Trust Bank Ltd.
4.390%, due 07/17/25[1]	3,500,000	3,429,150
Svenska Handelsbanken AB
4.370%, due 04/02/25[1]	3,500,000	3,474,508
5.120%, due 02/10/25[1]	3,918,000	3,912,985
Toronto-Dominion Bank
1 day USD SOFR + 0.200%,
5.540%, due 03/21/25[1,2]	4,000,000	4,000,000

		71,661,557

Banking-U.S.: 2.0%
HSBC USA, Inc.
4.570%, due 04/24/25[1]	3,214,000	3,180,544
4.830%, due 03/27/25[1]	3,500,000	3,474,643

		6,655,187

Total commercial paper (cost — $85,315,010)		85,315,010

Corporate bonds — 52.7%
Auto manufacturers: 5.0%
American Honda Finance Corp.
Series A,
4.600%, due 04/17/25	4,250,000	4,250,011
1 day USD SOFR + 0.720%,
5.040%, due 10/22/27[2]	2,500,000	2,501,250
BMW U.S. Capital LLC
3.250%, due 04/01/25[1,3]	4,000,000	3,991,251
1 day USD SOFR Index + 0.800%,
5.288%, due 08/13/26[1,2]	1,634,000	1,642,807
Daimler Truck Finance North America LLC
5.600%, due 08/08/25[1]	2,000,000	2,008,572
Toyota Motor Credit Corp.
1 day USD SOFR + 0.650%,
5.011%, due 03/19/27[2]	2,500,000	2,505,094

		16,898,985

Banks: 36.3%
ANZ New Zealand International Ltd.
2.166%, due 02/18/25[1]	5,500,000	5,494,317

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
Australia & New Zealand Banking Group Ltd.
1 day USD SOFR + 0.560%,
4.928%, due 03/18/26[1,2]	$3,000,000	$3,006,731
5.375%, due 07/03/25	4,000,000	4,013,433
Bank of America Corp.
3.500%, due 04/19/26	3,000,000	2,962,588
1 day USD SOFR + 0.970%,
5.312%, due 07/22/27[2]	1,500,000	1,507,806
Bank of Montreal
1 day USD SOFR Index + 0.760%,
5.194%, due 06/04/27[2]	2,000,000	2,009,444
Bank of New York Mellon Corp.
(fixed, converts to FRN on 07/24/25),
4.414%, due 07/24/26[2]	3,000,000	2,995,903
Bank of Nova Scotia
4.750%, due 02/02/26	2,000,000	2,004,455
1 day USD SOFR Index + 0.780%,
5.214%, due 06/04/27[2]	997,000	1,001,041
Banque Federative du Credit Mutuel SA
1 day USD SOFR Index + 0.410%,
4.934%, due 02/04/25[1,2]	5,000,000	5,000,020
5.896%, due 07/13/26[1]	1,500,000	1,522,797
Barclays PLC
3.650%, due 03/16/25	2,500,000	2,496,508
4.375%, due 01/12/26	2,000,000	1,993,649
Canadian Imperial Bank of Commerce
3.300%, due 04/07/25	2,500,000	2,494,502
5.615%, due 07/17/26	2,000,000	2,026,504
Citibank NA
1 day USD SOFR + 0.712%,
5.186%, due 11/19/27[2]	2,000,000	2,002,992
Citigroup, Inc.
3.300%, due 04/27/25	4,500,000	4,486,556
3.700%, due 01/12/26	2,500,000	2,480,646
Commonwealth Bank of Australia
1 day USD SOFR + 0.460%,
4.914%, due 11/27/26[1,2]	2,500,000	2,503,018
Cooperatieve Rabobank UA
1 day USD SOFR Index + 0.710%,
5.140%, due 03/05/27[2]	1,385,000	1,389,990
Credit Agricole SA
5.589%, due 07/05/26[1]	2,500,000	2,532,098
Federation des Caisses Desjardins du Quebec
2.050%, due 02/10/25[1]	5,000,000	4,997,471
Goldman Sachs Bank USA
1 day USD SOFR + 0.750%,
5.202%, due 05/21/27[2]	2,000,000	2,003,552
HSBC USA, Inc.
5.625%, due 03/17/25	4,000,000	4,005,535

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
ING Groep NV
4.625%, due 01/06/26[1]	$2,000,000	$2,002,682
1 day USD SOFR Index + 1.560%,
5.962%, due 09/11/27[2]	1,070,000	1,084,322
JPMorgan Chase & Co.
1 day USD SOFR + 0.920%,
5.383%, due 02/24/26[2]	10,000,000	10,004,624
Lloyds Banking Group PLC
4.450%, due 05/08/25	2,000,000	1,998,729
Macquarie Bank Ltd.
1 day USD SOFR Index + 0.920%,
5.249%, due 07/02/27[1,2]	2,500,000	2,524,100
Mitsubishi UFJ Financial Group, Inc.
3.850%, due 03/01/26	2,000,000	1,983,140
Mizuho Financial Group, Inc.
3.477%, due 04/12/26[1]	2,000,000	1,972,551
Morgan Stanley Bank NA
1 day USD SOFR + 0.685%,
4.998%, due 10/15/27[2]	2,750,000	2,753,080
National Australia Bank Ltd.
1 day USD SOFR + 0.620%,
5.026%, due 06/11/27[1,2]	3,000,000	3,009,324
NatWest Markets PLC
1 day USD SOFR + 0.900%,
5.376%, due 05/17/27[1,2]	2,600,000	2,614,172
Nordea Bank Abp
1 day USD SOFR + 0.740%,
5.101%, due 03/19/27[1,2]	3,000,000	3,013,247
Royal Bank of Canada
1 day USD SOFR Index + 0.720%,
5.038%, due 10/18/27[2]	2,500,000	2,501,725
Skandinaviska Enskilda Banken AB
3.700%, due 06/09/25[1]	2,000,000	1,993,759
State Street Bank & Trust Co.
1 day USD SOFR + 0.460%,
4.923%, due 11/25/26[2]	2,000,000	2,002,796
Sumitomo Mitsui Financial Group, Inc.
1 day USD SOFR + 0.880%,
5.178%, due 01/14/27[2]	2,000,000	2,014,286
5.464%, due 01/13/26	2,000,000	2,016,392
Svenska Handelsbanken AB
3.650%, due 06/10/25[1]	4,000,000	3,987,086
Toronto-Dominion Bank
1 day USD SOFR + 0.730%,
5.044%, due 04/05/27[2]	2,000,000	2,003,362

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (concluded)
Wells Fargo & Co.
3.000%, due 02/19/25	$3,000,000	$2,997,249
3.000%, due 04/22/26	2,500,000	2,452,535
Westpac Banking Corp.
1 day USD SOFR + 0.420%,
4.734%, due 04/16/26[2]	1,000,000	1,000,118

		122,860,835

Biotechnology: 1.8%
Amgen, Inc.
2.600%, due 08/19/26	2,000,000	1,940,802
5.250%, due 03/02/25	4,000,000	4,002,626

		5,943,428

Diversified financial services: 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750%, due 01/30/26	2,000,000	1,942,694
American Express Co.
3.950%, due 08/01/25	2,000,000	1,994,580
Capital One Financial Corp.
(fixed, converts to FRN on 03/03/25),
2.636%, due 03/03/26[2]	2,500,000	2,495,175

		6,432,449

Electric: 2.8%
Dominion Energy, Inc.
3.900%, due 10/01/25	2,000,000	1,991,414
DTE Energy Co.
Series F,
1.050%, due 06/01/25	1,250,000	1,234,758
National Rural Utilities Cooperative Finance Corp.
1 day USD SOFR + 0.800%,
5.320%, due 02/05/27[2]	2,000,000	2,016,200
NextEra Energy Capital Holdings, Inc.
4.950%, due 01/29/26	2,120,000	2,127,363
Xcel Energy, Inc.
3.300%, due 06/01/25	2,000,000	1,987,959

		9,357,694

Gas: 0.1%
NiSource, Inc.
0.950%, due 08/15/25	521,000	510,887

Insurance: 1.2%
Aon Global Ltd.
3.875%, due 12/15/25	2,000,000	1,989,451
Metropolitan Life Global Funding I
1 day USD SOFR Index + 0.700%,
5.106%, due 06/11/27[1,2]	2,000,000	2,005,950

		3,995,401

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (concluded)
Machinery-construction & mining: 0.6%
Caterpillar Financial Services Corp.
1 day USD SOFR + 0.560%,
5.038%, due 11/15/27[2]	$2,000,000	$2,003,195

Machinery-diversified: 0.6%
John Deere Capital Corp.
1 day USD SOFR + 0.440%,
4.890%, due 03/06/26[2]	2,000,000	2,004,281

Retail: 1.7%
Home Depot, Inc.
1 day USD SOFR + 0.330%,
4.691%, due 12/24/25[2,3]	2,500,000	2,504,190
Lowe’s Cos., Inc.
2.500%, due 04/15/26	2,000,000	1,952,137
4.000%, due 04/15/25	1,411,000	1,409,423

		5,865,750

Software: 0.7%
Oracle Corp.
2.950%, due 05/15/25	2,500,000	2,487,996

Total corporate bonds (cost — $178,151,008)		178,360,901

	Number of shares
Short-term investments — 0.7%
Investment companies: 0.7%
State Street Institutional U.S. Government Money Market Fund, 4.330%[4] (cost $2,497,923)	2,497,923	2,497,923

Investment of cash collateral from securities loaned — 0.8%
Money market funds: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.341%[4] (cost — $2,639,485)	2,639,485	2,639,485

Total investments (cost — $340,107,795)[5] — 100.5%		340,342,017
Liabilities in excess of other assets — (0.5)%		(1,643,058)

Net assets — 100.0%		$338,698,959

UBS Ultra Short Income Fund

Portfolio of investments — January 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$66,528,698	$—	$66,528,698
Certificates of deposit	—	5,000,000	—	5,000,000
Commercial paper	—	85,315,010	—	85,315,010
Corporate bonds	—	178,360,901	—	178,360,901
Short-term investments	—	2,497,923	—	2,497,923
Investment of cash collateral from securities loaned	—	2,639,485	—	2,639,485
Total	$—	$340,342,017	$—	$340,342,017

At January 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $167,830,805, represented 49.6% of the Fund net assets at period end.

2

Floating or variable rate securities. The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3	Security, or portion thereof, was on loan at the period end.
4	Rate shown reflects yield at January 31, 2025.
5	Includes $2,587,071 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,639,485 and non-cash collateral of $0.

Portfolio acronyms:
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Semiannual report to shareholders dated October 31, 2024.